Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2018	2017
Tooling and molds	$70,368	$50,125
Leasehold improvements	18,366	14,894
Computer equipment, software and other	8,401	5,628
Furniture, fixtures and warehouse equipment	8,868	7,282
Construction in progress	97	363
	106,100	78,292
Less: Accumulated depreciation	(61,804)	(37,854)
Property and equipment, net	$44,296	$40,438

Depreciation expense for the years ended December 31, 2018, 2017 and 2016 was $24.1 million, $17.6 million, and $10.6 million, respectively.